United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/15

Date of Reporting Period: Quarter ended 10/31/14

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—15.0%
	Federal Home Loan Mortgage Corporation ARM—7.9%
$511,728	2.018%, 7/1/2030	$525,446
210,433	2.100%, 5/1/2033	222,855
743,196	2.160%, 3/1/2033	788,919
7,543,163	2.155%, 5/1/2037	7,988,481
477,452	2.238%, 1/1/2027	494,406
92,551	2.334%, 7/1/2033	98,235
5,296,213	2.376%, 4/1/2034	5,632,332
22,476,139	2.326%, 10/1/2033	23,924,546
2,790,938	2.287%, 2/1/2036	2,993,281
7,072,076	2.394%, 5/1/2038	7,553,182
299,225	2.411%, 5/1/2037	320,918
1,261,089	2.237%, 8/1/2036	1,344,264
2,086,486	2.447%, 9/1/2036	2,226,548
594,066	2.451%, 9/1/2025	623,763
23,532,571	2.440%, 7/1/2034	25,130,245
3,234,420	2.443%, 8/1/2037	3,468,915
	TOTAL	83,336,336
	Federal National Mortgage Association ARM—7.1%
605,983	1.280%, 9/1/2027	621,607
147,758	1.520%, 5/1/2040	151,810
616,973	1.520%, 5/1/2040	633,806
336,652	1.520%, 8/1/2040	346,918
304,887	1.890%, 7/1/2033	317,946
2,574,512	2.030%, 6/1/2038	2,700,472
11,926,706	2.040%, 2/1/2039	12,555,065
1,342,077	2.160%, 4/1/2024	1,390,977
3,094,049	2.150%, 1/1/2035	3,270,215
2,576,761	2.210%, 6/1/2036	2,738,028
554,634	2.240%, 2/1/2037	586,817
18,114	2.250%, 6/1/2028	19,137
5,305,771	2.260%, 1/1/2035	5,674,262
52,379	2.270%, 8/1/2032	55,440
363,586	2.320%, 3/1/2033	389,126
1,805,274	2.220%, 6/1/2036	1,914,650
18,690,084	2.340%, 12/1/2035	19,859,691
18,062	2.340%, 2/1/2033	19,337
440,712	2.360%, 5/1/2036	472,664
2,731,209	2.370%, 8/1/2034	2,904,070
43,642	2.420%, 12/1/2032	46,456
2,051,991	2.420%, 9/1/2035	2,200,761
3,473,625	2.400%, 9/1/2037	3,722,496
10,272,423	2.590%, 8/1/2035	11,017,174
1,832,147	2.520%, 4/1/2033	1,932,716
	TOTAL	75,541,641
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $157,034,240)	158,877,977

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—43.0%
	Federal Home Loan Mortgage Corporation REMIC—8.1%
$457,577	Series 2292 KF, 0.402%, 7/25/2022	$457,205
706,880	Series 242 F29, 0.403%, 11/15/2036	707,783
1,907,865	Series 2861 AF, 0.453%, 9/15/2034	1,914,060
2,130,362	Series 3036 NF, 0.453%, 8/15/2035	2,138,303
271,405	Series 3300 FA, 0.453%, 8/15/2035	272,431
272,368	Series 3325 NF, 0.453%, 8/15/2035	273,399
1,308,434	Series 244 F30, 0.453%, 12/15/2036	1,312,274
2,283,579	Series 3085 VF, 0.473%, 12/15/2035	2,295,202
486,417	Series 2571 FB, 0.503%, 2/15/2018	488,251
1,186,367	Series 2758 FH, 0.503%, 3/15/2019	1,192,299
1,047,008	Series 2796 FD, 0.503%, 7/15/2026	1,052,939
941,625	Series 2763 FB, 0.503%, 4/15/2032	946,850
3,941,352	Series 3380 FP, 0.503%, 11/15/2036	3,957,947
555,342	Series 244 F22, 0.503%, 12/15/2036	557,927
137,527	Series 2488 WF, 0.553%, 8/15/2017	138,021
253,697	Series 2470 FI, 0.553%, 10/15/2026	255,551
952,680	Series 2530 FK, 0.553%, 6/15/2029	961,507
601,955	Series 2493 F, 0.553%, 9/15/2029	606,273
271,266	Series 2286 FA, 0.553%, 2/15/2031	272,922
474,752	Series 2477 FD, 0.553%, 7/15/2032	478,054
839,513	Series 2479 FA, 0.553%, 8/15/2032	845,865
743,190	Series 2495 F, 0.553%, 9/15/2032	747,913
967,881	Series 2526 FC, 0.553%, 11/15/2032	974,301
1,471,459	Series 2551 FD, 0.553%, 1/15/2033	1,483,533
4,628,138	Series 2631 FC, 0.553%, 6/15/2033	4,671,680
4,656,391	Series 2750 FG, 0.553%, 2/15/2034	4,703,751
2,693,424	Series 2812 LF, 0.553%, 6/15/2034	2,712,330
2,349,610	Series 3184 JF, 0.553%, 7/15/2036	2,368,391
2,081,710	Series 3191 FL, 0.553%, 7/15/2036	2,093,740
75,793	Series 2395 FT, 0.603%, 12/15/2031	76,392
1,089,622	Series 2671 F, 0.603%, 9/15/2033	1,100,860
9,582,250	Series 2711 FD, 0.653%, 4/15/2018	9,634,504
1,145,254	Series 2571 FK, 0.653%, 9/15/2023	1,156,009
442,899	Series 2111 MA, 0.653%, 1/15/2029	446,490
452,527	Series 2111 MB, 0.653%, 1/15/2029	456,197
462,156	Series 2111 MC, 0.653%, 1/15/2029	465,903
678,165	Series 2296 FC, 0.653%, 6/15/2029	686,876
264,132	Series 2471 FS, 0.653%, 2/15/2032	267,324
309,340	Series 2504 FP, 0.653%, 3/15/2032	313,027
311,175	Series 2610 FD, 0.653%, 12/15/2032	314,545
8,393,752	Series 2750 FH, 0.653%, 2/15/2034	8,520,722
30,800	Series 2452 FG, 0.703%, 3/15/2032	31,163
285,469	Series 2380 FI, 0.753%, 6/15/2031	290,083
1,737,358	Series 2380 FL, 0.753%, 11/15/2031	1,766,156
207,838	Series 2396 FL, 0.753%, 12/15/2031	211,133
710,260	Series 2367 FG, 0.773%, 6/15/2031	722,260
909,937	Series 2386 FE, 0.853%, 6/15/2031	925,789
455,941	Series 3085 FW, 0.853%, 8/15/2035	464,359
369,931	Series 2389 FI, 0.903%, 6/15/2031	376,925
2,794,647	Series 3542 NF, 0.903%, 7/15/2036	2,841,962

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$1,078,501	Series 1534 J, 1.053%, 6/15/2023	$1,095,878
1,132,221	Series 2418 FO, 1.053%, 2/15/2032	1,154,768
1,663,730	Series 2684 FV, 1.053%, 10/15/2033	1,698,981
998,783	Series 2326 FJ, 1.103%, 6/15/2031	1,018,564
1,371,547	Series 2344 FP, 1.103%, 8/15/2031	1,400,889
1,265,153	Series 2412 OF, 1.103%, 12/15/2031	1,290,867
397,058	Series 2451 FC, 1.153%, 5/15/2031	406,157
402,551	Series 2470 FW, 1.153%, 5/15/2031	411,489
385,422	Series 2470 FX, 1.153%, 5/15/2031	393,979
295,676	Series 2481 FC, 1.153%, 5/15/2031	302,130
1,229,962	Series 2475 FL, 1.153%, 2/15/2032	1,258,634
819,974	Series 2476 FC, 1.153%, 2/15/2032	839,089
537,475	Series 2460 FE, 1.153%, 6/15/2032	549,326
539,888	Series 2470 GF, 1.153%, 6/15/2032	551,792
558,700	Series 2498 HF, 1.153%, 6/15/2032	571,019
87,471	Series 1146 E, 1.203%, 9/15/2021	88,695
908,745	Series 1632 FB, 1.353%, 11/15/2023	927,752
	TOTAL	85,909,390
	Federal National Mortgage Association REMIC—14.6%
8,487,807	Series 2006-W1 2AF1, 0.372%, 2/25/2046	8,424,444
297,015	Series 2001-61 FM, 0.407%, 10/18/2016	296,660
1,696,182	Series 2002-89 F, 0.452%, 1/25/2033	1,701,359
10,689,313	Series 2006-75 FP, 0.452%, 8/25/2036	10,725,131
48,264,108	Series 2012-116 FA, 0.452%, 10/25/2042	48,317,672
343,450	Series 2001-34 FB, 0.457%, 12/18/2028	343,415
3,259,451	Series 2006-98 FB, 0.462%, 10/25/2036	3,271,870
436,685	Series 2001-53 FX, 0.502%, 10/25/2031	436,655
1,547,159	Series 2003-66 FA, 0.502%, 7/25/2033	1,554,994
3,300,962	Series 2008-52 FD, 0.502%, 6/25/2036	3,315,745
1,811,466	Series 2006-79 DF, 0.502%, 8/25/2036	1,821,850
2,867,764	Series 2006-81 FA, 0.502%, 9/25/2036	2,885,561
4,406,997	Series 2004-51 FY, 0.532%, 7/25/2034	4,439,388
1,151,093	Series 2003-35 FY, 0.552%, 5/25/2018	1,156,295
1,060,865	Series 2003-19 FY, 0.552%, 3/25/2033	1,069,370
1,929,197	Series 2003-117 KF, 0.552%, 8/25/2033	1,937,361
729,018	Series 2003-102 FT, 0.552%, 10/25/2033	733,375
1,702,348	Series 2003-121 FD, 0.552%, 12/25/2033	1,716,710
3,052,763	Series 2004-2 FW, 0.552%, 2/25/2034	3,073,728
2,449,306	Series 2004-17 FT, 0.552%, 4/25/2034	2,470,687
2,428,873	Series 2004-49 FN, 0.552%, 7/25/2034	2,444,868
2,302,523	Series 2005-104 FA, 0.552%, 12/25/2035	2,320,317
369,050	Series 1998-22 FA, 0.557%, 4/18/2028	369,893
1,140,875	Series 2001-46 F, 0.557%, 9/18/2031	1,148,018
1,442,184	Series 2002-77 FH, 0.557%, 12/18/2032	1,455,806
2,323,756	Series 2006-60 FD, 0.582%, 4/25/2035	2,338,216
30,879	Series 2001-32 F, 0.602%, 7/25/2016	30,931
107,692	Series 2000-34 F, 0.602%, 10/25/2030	108,038
388,022	Series 2002-4 FJ, 0.602%, 2/25/2032	391,065
461,224	Series 2002-74 FV, 0.602%, 11/25/2032	464,576
430,251	Series 2002-82 FG, 0.602%, 12/25/2032	434,000

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$808,496	Series 2003-21 TF, 0.602%, 3/25/2033	$815,819
1,460,135	Series 2003-79 FC, 0.602%, 8/25/2033	1,475,595
4,942,189	Series 2004-49 FQ, 0.602%, 7/25/2034	4,985,430
1,541,496	Series 2004-53 FC, 0.602%, 7/25/2034	1,557,889
1,225,785	Series 2004-64 FW, 0.602%, 8/25/2034	1,239,646
4,953,372	Series 2006-90 FE, 0.602%, 9/25/2036	5,007,082
66,974	Series 2000-37 FA, 0.652%, 11/25/2030	67,286
124,823	Series 2001-34 FL, 0.652%, 8/25/2031	126,135
1,278,157	Series 2001-56 FG, 0.652%, 10/25/2031	1,292,107
526,192	Series 2001-68 FD, 0.652%, 12/25/2031	532,850
644,342	Series 2002-9 FH, 0.652%, 3/25/2032	650,128
343,197	Series 2002-52 FD, 0.652%, 9/25/2032	346,614
385,249	Series 2002-90 FH, 0.652%, 9/25/2032	389,744
252,144	Series 2002-82 FB, 0.652%, 12/25/2032	255,149
432,254	Series 2003-2 FA, 0.652%, 2/25/2033	437,405
509,096	Series 2003-14 FT, 0.652%, 3/25/2033	515,179
2,255,875	Series 2003-107 FD, 0.652%, 11/25/2033	2,283,012
290,464	Series 2002-41 F, 0.702%, 7/25/2032	294,761
4,062,269	Series 2002-93 FJ, 0.702%, 1/25/2033	4,118,899
5,452,501	Series 2003-116 HF, 0.702%, 11/25/2033	5,528,911
25,698	Series 2002-39 FB, 0.707%, 3/18/2032	26,001
1,903,705	Series 2002-58 FD, 0.752%, 8/25/2032	1,932,568
627,589	Series 2002-8 FA, 0.907%, 3/18/2032	639,654
504,747	Series 2002-37 F, 0.952%, 11/25/2031	512,848
850,597	Series 2002-17 JF, 1.152%, 4/25/2032	870,728
2,583,728	Series 2002-47 NF, 1.152%, 4/25/2032	2,641,336
610,713	Series 2002-64 FJ, 1.152%, 4/25/2032	625,166
963,128	Series 2002-82 FC, 1.152%, 9/25/2032	985,042
822,270	Series 2002-34 FC, 1.157%, 12/18/2031	841,232
377,204	Series 2002-75 FD, 1.157%, 11/18/2032	385,819
547,456	Series 2002-53 FG, 1.252%, 7/25/2032	561,552
590,259	Series 1993-165 FE, 1.302%, 9/25/2023	602,193
318,934	Series 1993-62 FA, 1.867%, 4/25/2023	327,946
	TOTAL	154,069,724
	Government National Mortgage Association REMIC—19.0%
738,156	Series 2004-59 FV, 0.407%, 10/20/2033	739,916
23,409,722	Series 2012-H29 CF, 0.497%, 2/20/2062	23,310,113
27,275,509	Series 2012-H29 BF, 0.497%, 11/20/2062	27,166,461
268,479	Series 2001-22 FG, 0.502%, 5/16/2031	270,013
20,402,233	Series 2012-H31 FA, 0.507%, 11/20/2062	20,339,578
4,317,749	Series 2012-H30 SA, 0.527%, 12/20/2062	4,297,214
32,409,623	Series 2012-H25 BF, 0.537%, 9/20/2062	32,338,387
230,000	Series 2001-21 FB, 0.552%, 1/16/2027	231,027
16,998,142	Series 2012-H24 FC, 0.557%, 10/20/2062	16,959,811
371,030	Series 1999-43 FA, 0.602%, 11/16/2029	372,410
3,686,806	Series 2009-96 GF, 0.602%, 1/16/2038	3,716,234
19,415,937	Series 2011-H07 FA, 0.657%, 2/20/2061	19,406,792
29,685,341	Series 2012-H15 FB, 0.657%, 6/20/2062	29,767,896
276,183	Series 1999-40 FE, 0.702%, 11/16/2029	276,949
3,068,694	Series 2002-17 FK, 0.707%, 3/20/2032	3,119,100

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association REMIC—continued
$9,249,189		Series 2012-H18 FA, 0.707%, 8/20/2062	$9,290,690
8,822,569		Series 2012-H18 SA, 0.737%, 8/20/2062	8,876,299
		TOTAL	200,478,890
		Fannie Mae—1.3%
3,767,307		Fannie Mae FA, 0.652%, 9/25/2038	3,788,261
1,401,530		Fannie Mae BA 4035 BA 4035 FB, 0.652%, 8/25/2039	1,412,989
8,604,741		Fannie Mae GS 3381 GS 3381 FC, 0.752%, 2/25/2037	8,715,421
		TOTAL	13,916,671
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $454,736,968)	454,374,675
		GOVERNMENT AGENCIES—11.7%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—4.3%
10,000,000		0.100%, 2/03/2015	9,999,745
15,000,000		0.151%, 7/23/2015	14,999,949
15,000,000		0.172%, 5/04/2016	15,008,940
5,400,000		0.183%, 10/11/2016	5,396,817
		TOTAL	45,405,451
		Federal Farm Credit System—1.0%
10,000,000		0.250%, 8/19/2015	10,002,342
		Federal Home Loan Bank Notes—2.7%
10,000,000		0.140%, 3/02/2015	9,999,165
5,000,000		0.150%, 4/15/2015	4,999,200
5,000,000		0.200%, 6/30/2015	4,998,841
4,000,000		0.200%, 8/25/2015	3,999,273
5,000,000		0.270%, 10/09/2015	4,993,869
		TOTAL	28,990,348
	[1]	Federal Home Loan Bank System Floating Rate Note—1.4%
15,000,000		0.137%, 10/16/2015	15,000,701
	[2]	Federal Home Loan Mortgage Corp. Discount Note—0.4%
4,250,000		0.110%, 11/4/2014	4,249,987
	[1]	Federal National Mortgage Association Floating Rate Note—1.9%
20,000,000		0.122%, 2/27/2015	20,001,237
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $123,652,104)	123,650,066
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
59,107		7.500%, 30 Year, 1/1/2032	70,339
263,131		7.500%, 30 Year, 8/1/2032	313,179
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $342,882)	383,518
		REPURCHASE AGREEMENTS—31.0%
76,978,000		Interest in $805,000,000 joint repurchase agreement 0.10%, dated 10/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $805,006,708 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $827,480,366.	76,978,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Interest in $500,000,000 joint repurchase agreement 0.12%, dated 10/31/2014 under which Mizuho Securities (USA), Inc. will repurchase securities provided as collateral for $500,005,000 on 11/3/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2047 and the market value of those underlying securities was $512,328,543.	$250,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	326,978,000
	TOTAL INVESTMENTS—100.7% (IDENTIFIED COST $1,062,744,194)[3]	1,064,264,236
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[4]	(7,665,113)
	TOTAL NET ASSETS—100%	$1,056,599,123

1	Represents the current interest rate for the floating rate security.
2	Discount rate at time of purchase.
3	At October 31, 2014, the cost of investments for federal tax purposes was $1,062,744,194. The net unrealized appreciation of investments for federal tax purposes was $1,520,042. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,919,291 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,399,249.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Mangament Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2014